111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  September 2, 2026

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Series Trust XII (the “Trust”) (File Nos. 333-126328 and 811-21780) on behalf of MFS® Core Bond Fund, MFS® Lifetime® Income Fund, MFS® Lifetime® 2030 Fund, MFS® Lifetime® 2035 Fund, MFS® Lifetime® 2040 Fund, MFS® Lifetime® 2045 Fund, MFS® Lifetime® 2050 Fund, MFS® Lifetime® 2055 Fund, MFS® Lifetime® 2060 Fund, and MFS® Lifetime® 2065 Fund (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 79 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on August 27, 2026.

 Please call the undersigned at (617) 954-5843 or David Gilblair at (617) 954-5574 with any questions you may have.

  Sincerely,

  /s/BRIAN E. LANGENFELD

  Brian E. Langenfeld

  Vice President and Managing Counsel